Cover	Sep. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2022
Entity File Number	000-56120
Entity Registrant Name	DongFang City Holding Group Company Limited
Entity Central Index Key	0001793330
Entity Tax Identification Number	84-3505117
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Level 15, Tower 2
Entity Address, Address Line Two	Etiqa Twins Tower, No. 11
Entity Address, Address Line Three	Jalan Pinang
Entity Address, City or Town	Kuala Lumpur, Malaysia
Entity Address, Country	MY
Entity Address, Postal Zip Code	50450
City Area Code	601
Local Phone Number	22886060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false